Schedule of changes in liabilities from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net cash flow from financing activities	$ 1,410,473	$ (780,437)
Effect of foreign exchange rate changes	(5,357)	423,994
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
January 1	6,964,927	6,328,892
Net cash flow from financing activities	2,034,824
Proceeds from long-term loans		636,035
Payments on long-term loans
Effect of foreign exchange rate changes
Changes from other activities
December 31	8,999,751	6,964,927
Exchange adjustment
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
January 1	980,200	1,223,636
Net cash flow from financing activities		(176,487)
Proceeds from long-term loans	482,284
Payments on long-term loans	(421,063)	642,467
Effect of foreign exchange rate changes	(3,653)
Changes from other activities		(709,416)
December 31	1,037,768	980,200
Exchange adjustment
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
January 1	105,745	4,491,496
Net cash flow from financing activities	(205,321)	(4,261,578)
Proceeds from long-term loans		(206,147)
Payments on long-term loans
Effect of foreign exchange rate changes	(26,426)
Changes from other activities	289,777
December 31	163,775	105,745
Exchange adjustment		81,974
Total Liabilities From Financing Activities [member]
IfrsStatementLineItems [Line Items]
January 1	8,050,872	12,044,024
Net cash flow from financing activities	1,829,503	(4,438,065)
Proceeds from long-term loans	482,284	429,888
Payments on long-term loans	(421,063)	642,467
Effect of foreign exchange rate changes	(31,229)
Changes from other activities	290,927	(709,416)
December 31	$ 10,201,294	8,050,872
Exchange adjustment		$ 81,974